Debt - Schedule of Conversion of Senior Notes to Common Stock (Detail) - Convertible Debt - 0.25% Convertible Senior Notes due April 1, 2018	12 Months Ended
Jan. 31, 2016 $ / shares
Debt Instrument [Line Items]
Conversion Rate per $1,000 Par Value	0.0150512
Initial Conversion Price per Share	$ 66.44